OTHER RECEIVABLES, NET (Details Textual) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 20, 2018 USD ($)	Apr. 20, 2018 CNY (¥)	Feb. 22, 2018
Provision for Doubtful Accounts	$ 75,558	$ 0	$ 0
Equity Method Investment, Ownership Percentage						99.00%
Luilin junjhao [Member]
Deposits				$ 755,581	¥ 5